Gross Amounts Due From Customers for Contract Work-in-progress (Tables)	12 Months Ended
Dec. 31, 2017
Contract Assets [Abstract]
Summary of Gross Amounts Due From Customers for Contract Work-in-progress
	As of December 31,
	2017	2016
	US$’000	US$’000
Construction contract work-in-progress
Construction costs	31,778	15,406
Attributable profit	744	366
	32,522	15,772
Less: Progress billing received and receivable	(32,360)	(13,727)
Total gross amounts due from customers for contract work	162	2,045